[Henssler letterhead]


                               September 21, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:      The Henssler Funds, Inc.
         SEC File No. 333-46479
         1940 Act File No. 811-08659

Ladies and Gentlemen:

The undersigned, as President of The Henssler Funds, Inc., hereby certifies, pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933 that the Prospectus and Statement of Additional Information with respect to the above-referenced fund do not differ from the Prospectus and Statement of Additional Information filed in Post-Effective Amendment No. 3, which was filed electronically on August 30, 2000.


                                                     THE HENSSLER FUNDS, INC.

                                                     /s/ Gene W. Hennsler
                                                     Gene W. Henssler, President